UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Asset Strategy Fund
June 30, 2008
BULLION - 6.08%	Troy Ounces	Value

Gold	986,942	$914,253,667
(Cost: $782,361,971)

COMMON STOCKS	Shares

Banks - 0.00%
Dubai Islamic Bank Public Joint Stock Company (A)	–– **	1

Business Equipment and Services - 4.15%
Bucyrus International, Inc., Class A	1,563,746	114,114,364
Ctrip.com International, Ltd.	2,732,506	125,107,787
Indofood Agri Resources Ltd. (A)*	34,041,000	63,801,073
IntercontinentalExchange, Inc. (B)*	1,129,242	128,733,588
Jacobs Engineering Group Inc.*	1,038,484	83,805,659
New Oriental Education & Technology Group Inc., ADR*	1,844,176	107,736,762
		623,299,233
Capital Equipment - 3.31%
Deere & Company (B)	2,141,723	154,482,480
Foster Wheeler Ltd.*	816,054	59,596,424
Jain Irrigation Systems Limited (A)	1,943,300	22,032,347
Joy Global Inc.	1,056,700	80,187,680
Manitowoc Company, Inc. (The)	1,701,093	55,336,555
SeaDrill Limited (A)	4,087,913	125,008,335
		496,643,821
Chemicals -- Petroleum and Inorganic - 2.33%
Monsanto Company (B)	2,072,520	262,049,429
Yara International ASA (A)	989,806	87,646,765
		349,696,194
Cosmetics and Toiletries - 0.32%
Hengan International Group Company Limited (A)	16,076,000	47,420,308

Electronic Instruments - 0.67%
Applied Materials, Inc.	5,274,911	100,724,426

Food and Related - 3.33%
Bunge Limited	2,349,083	252,972,748
Kuala Lumpur Kepong Berhad (A)	11,247,850	60,585,206
Olam International Limited (A)	30,965,000	55,304,803
Perdigao S.A. (A)	4,883,500	132,178,320
		501,041,077
Hospital Supply and Management - 1.18%
Wilmar International Limited (A)	47,695,000	177,381,721

Mining - 2.34%
BHP Billiton Plc (A)	2,409,783	100,953,397
Cameco Corporation (A)	1,546,196	66,415,009
Rio Tinto plc (A)	835,330	99,980,041
Southern Copper Corporation	783,347	83,528,291
		350,876,738
Multiple Industry - 2.06%
IOI Corporation Berhad (A)	32,831,040	74,855,776
Keppel Corporation Limited (A)	11,710,000	95,879,901
Reliance Industries Limited (A)	2,843,267	138,456,034
		309,191,711
Non-Residential Construction - 2.31%
China Communications Construction Company Limited, H Shares (A)	68,140,000	116,577,973
Fluor Corporation	517,472	96,291,190
Kurita Water Industries Ltd. (A)	2,973,100	110,037,039
Orascom Construction Industries Company (OCI), GDR (A)	174,850	23,954,450
		346,860,652
Petroleum -- Domestic - 0.97%
OAO NOVATEK, GDR (A)	1,384,050	120,273,945
OGX Petroleo e Gas (A)(C)*	33,000	26,081,137
		146,355,082
Petroleum -- International - 3.87%
Apache Corporation (B)	771,378	107,221,542
CNOOC Limited (A)	36,086,000	62,108,323
Devon Energy Corporation	865,883	104,044,501
Open Joint Stock Company Gazprom, ADR (A)	556,751	32,291,558
Petroleo Brasileiro S.A. - Petrobras, ADR	3,903,906	276,513,662
		582,179,586
Petroleum -- Services - 3.77%
Schlumberger Limited	1,732,619	186,135,259
Smith International, Inc. (B)	2,302,591	191,437,416
Transocean Inc. (B)	1,236,072	188,365,012
		565,937,687
Railroad - 1.33%
ALL - America Latina Logistica S.A. (A)	4,919,700	62,727,633
ALSTOM (A)	593,066	136,954,042
		199,681,675
Real Estate Investment Trust - 0.35%
Agile Property Holdings Limited (A)	60,718,000	52,952,310

Security and Commodity Brokers - 2.18%
Bolsa de Mercadorias & Futuros (A)	25,641,600	220,891,083
Bolsa de Mercadorias & Futuros (A)(C)	1,322,170	11,389,912
Bolsa de Valores de Sao Paulo (A)	7,771,200	95,982,634
		328,263,629
Steel - 0.76%
Evraz Group S.A., GDR (A)	985,850	114,851,525

Tobacco - 0.85%
Philip Morris International Inc.*	2,589,815	127,910,963

Trucking and Shipping - 0.03%
Shun Tak Holdings Limited (A)	4,952,000	4,636,199

Utilities -- Electric - 0.88%
International Power plc (A)	7,693,000	66,196,116
TATA POWER COMPANY LIMITED (THE) (A)	2,661,538	65,386,302
		131,582,418
Utilities -- Telephone - 2.34%
China Mobile Limited (A)	10,125,000	136,086,441
Mobile TeleSystems OJSC, ADR	729,623	55,896,418
Open Joint Stock Company ''Vimpel-Communications'', ADR	2,518,637	74,753,146
Reliance Communication Ventures Limited (A)	8,314,348	85,568,699
		352,304,704

TOTAL COMMON STOCKS - 39.33%		$5,909,791,660

(Cost: $5,363,026,465)

PREFERRED STOCKS - 0.81%

Food and Related
Sadia S.A. (A)	17,106,248	$121,112,791
(Cost: $128,541,325)

INVESTMENT FUNDS

Gold and Precious Metals - 2.78%
SPDR Gold Trust*	4,563,826	417,133,696

Multiple Industry - 0.03%
Vietnam Azalea Fund Limited (D)(E)*	1,100,000	4,785,000

TOTAL INVESTMENT FUNDS - 2.81%		$421,918,696

(Cost: $352,070,704)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.05%
Banco BMG S.A.,
8.75%, 7-1-10 (C)	$2,000	2,020,000
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	3,225	3,295,628
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,950	1,915,235
		7,230,863
Beverages - 0.04%
AmBev International Finance Co. Ltd.,
9.5%, 7-24-17 (F)	BRL12,000	6,212,962
Central European Distribution Corporation,
8.0%, 7-25-12 (F)(G)	EUR320	491,230
		6,704,192
Business Equipment and Services - 0.02%
Shimao Property Holdings Limited,
8.0%, 12-1-16 (C)	$4,000	2,800,000

Finance Companies - 0.08%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (C)	10,750	10,373,858
Russian Standard Bank:
7.5%, 10-7-10	1,400	1,303,946
7.5%, 10-7-10 (C)	200	188,310
Toyota Motor Credit Corporation,
5.48%, 1-18-15 (H)	325	323,424
		12,189,538
Forest and Paper Products - 0.04%
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (G)	1,500	1,561,626
Sino-Forest Corporation:
9.125%, 8-17-11	4,000	4,080,000
9.125%, 8-17-11 (C)	700	707,875
		6,349,501
Homebuilders, Mobile Homes - 0.01%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	900	904,500

Mining - 0.03%
Vedanta Resources plc:
6.625%, 2-22-10	3,500	3,473,750
6.625%, 2-22-10 (C)	550	545,875
		4,019,625
Motor Vehicles - 0.00%
Hyundai Motor Company,
5.3%, 12-19-08 (G)	320	320,207

Steel - 0.26%
Evraz Group S.A.:
8.875%, 4-24-13 (C)	34,000	34,040,800
8.25%, 11-10-15	1,500	1,468,125
8.25%, 11-10-15 (C)	500	488,750
EvrazSecurities S.A.,
10.875%, 8-3-09	3,500	3,663,625
		39,661,300
Trucking and Shipping - 0.21%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	33,260	31,430,700

Utilities -- Electric - 0.14%
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (F)(G)	BRL23,100	15,334,965
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16	$3,350	2,303,125
8.875%, 12-15-16 (C)	3,000	2,062,500
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	900	898,865
		20,599,455
Utilities -- Telephone - 0.33%
Mobile TeleSystems OJSC,
8.7%, 6-12-18 (F)	RUB1,144,000	48,726,201
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	$750	757,500
		49,483,701

TOTAL CORPORATE DEBT SECURITIES - 1.21%		$181,693,582

(Cost: $181,478,930)

OTHER GOVERNMENT SECURITIES

Germany - 0.82%
Bundesobligation,
3.5%, 10-9-09 (F)	EUR80,000	124,091,067

Mexico - 0.27%
United Mexican States Government Bond,
9.0%, 12-24-09 (F)	MXN415,000	40,493,595

TOTAL OTHER GOVERNMENT SECURITIES - 1.09%		$164,584,662

(Cost: $152,070,286)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.19%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only)(I):
4.5%, 8-15-17	$4,326	347,837
5.5%, 9-15-17	4,071	543,258
5.0%, 11-15-17	2,056	247,365
5.0%, 5-15-18	3,270	626,309
5.0%, 4-15-19	171	21,663
5.0%, 4-15-19	353	45,680
5.0%, 7-15-21	160	3,933
5.0%, 6-15-22	10	1
5.0%, 7-15-22	101	112
5.0%, 11-15-22	462	56,749
5.0%, 1-15-23	52	289
5.5%, 3-15-23	3,278	700,349
5.0%, 4-15-23	94	2,809
5.0%, 5-15-23	317	38,378
5.0%, 6-15-23	2,510	305,445
5.0%, 6-15-23	3,130	363,135
5.0%, 8-15-23	237	30,288
5.5%, 11-15-23	349	11,442
5.5%, 11-15-23	539	14,684
5.0%, 9-15-24	285	9,683
5.5%, 9-15-24	135	5,138
5.5%, 4-15-25	57	5,834
5.5%, 4-15-25	118	6,061
5.0%, 9-15-25	553	17,790
5.5%, 10-15-25	3,695	876,165
5.0%, 4-15-26	1,767	78,806
5.0%, 10-15-28	990	151,337
5.5%, 2-15-30	201	18,592
5.0%, 8-15-30	273	22,602
5.0%, 10-15-30	1,250	316,414
5.5%, 3-15-31	309	33,117
5.5%, 10-15-32	3,519	680,298
5.5%, 1-15-33	2,529	657,427
5.5%, 5-15-33	2,619	680,120
5.0%, 7-15-33	2,767	682,403
6.0%, 11-15-35	2,514	679,979
Federal National Mortgage Association Agency REMIC/CMO (Interest Only)(I):
5.5%, 11-25-17	129	5,917
5.0%, 5-25-22	172	26,172
5.0%, 7-25-23	4,790	899,382
5.0%, 8-25-23	1,466	192,915
5.0%, 11-25-23	2,425	312,929
5.5%, 9-25-25	139	4,585
5.5%, 11-25-25	311	10,334
4.5%, 4-25-30	2,239	315,625
5.0%, 9-25-30	2,057	278,179
5.0%, 3-25-31	5,807	877,304
5.0%, 8-15-31	3,742	758,828
5.5%, 6-25-33	3,683	823,241
5.5%, 8-25-33	7,129	1,608,840
5.5%, 12-25-33	3,152	514,238
5.5%, 4-25-34	6,428	1,630,568
5.5%, 8-25-35	3,611	1,089,896
5.5%, 11-25-36	10,686	2,779,193
Government National Mortgage Association Agency REMIC/CMO (Interest Only)(I):
5.0%, 1-20-30	647	52,853
5.0%, 6-20-31	665	67,197
5.5%, 3-20-32	2,945	463,540
5.0%, 10-20-32	1,685	490,687
7.0%, 5-20-33	6,155	1,260,876
5.5%, 7-16-33	2,791	681,960
5.0%, 7-20-33	134	23,878
5.5%, 11-20-33	719	119,826
5.5%, 6-20-35	6,445	1,656,599
5.5%, 7-20-35	2,610	637,364
5.5%, 7-20-35	1,143	144,005
5.5%, 10-16-35	6,075	1,528,156
		27,536,579
Treasury Obligations - 3.47%
United States Treasury Notes:
4.125%, 8-15-08	73,000	73,205,276
4.375%, 11-15-08 (B)	111,000	111,927,849
4.875%, 1-31-09 (B)	61,000	61,972,218
4.5%, 3-31-09 (B)	29,000	29,464,464
4.625%, 7-31-09 (B)	29,000	29,688,750
4.0%, 8-31-09 (B)	48,000	48,914,976
3.625%, 10-31-09 (B)	50,000	50,851,550
4.5%, 5-15-10 (B)	87,000	90,092,589
3.875%, 10-31-12 (B)	25,000	25,654,300
		521,771,972

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.66%		$549,308,551

(Cost: $539,961,514)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.36%	Face Amount in Thousands

British Pound, 1-12-09 (short) (F)	GBP18,583	(291,361)
Chinese Yuan Renminbi, 8-11-08 (long) (F)	CNY746,500	3,926,284
Chinese Yuan Renminbi, 8-18-08 (long) (F)	616,330	2,167,447
Chinese Yuan Renminbi, 6-17-09 (long) (F)	343,000	959,549
Chinese Yuan Renminbi, 11-9-09 (long) (F)	249,500	1,457,240
Chinese Yuan Renminbi, 6-17-10 (long) (F)	1,182,700	3,607,822
Chinese Yuan Renminbi, 6-18-10 (long) (F)	467,000	413,883
Chinese Yuan Renminbi, 6-21-10 (long) (F)	695,000	137,373
Russian Ruble, 8-20-08 (long) (F)	RUB2,751,000	10,434,277
Russian Ruble, 9-22-08 (long) (F)	3,356,000	9,431,190
Russian Ruble, 11-14-08 (long) (F)	3,936,000	7,868,268
Russian Ruble, 1-13-09 (long) (F)	2,628,300	4,801,140
Russian Ruble, 1-29-09 (long) (F)	1,560,000	3,503,519
Russian Ruble, 2-6-09 (long) (F)	992,000	2,596,593
Russian Ruble, 2-19-09 (long) (F)	718,000	2,013,823
Russian Ruble, 3-5-09 (long) (F)	1,632,000	3,121,926
Russian Ruble, 4-2-09 (long) (F)	1,223,000	1,451,500
Russian Ruble, 4-20-09 (long) (F)	1,598,000	1,021,700
Russian Ruble, 5-15-09 (long) (F)	1,400,000	1,491,867
Russian Ruble, 6-16-09 (long) (F)	3,099,000	1,349,678
Russian Ruble, 6-25-09 (long) (F)	2,540,000	556,739
Singapore Dollar, 8-21-08 (long) (F)	SGD156,100	7,131,215
Singapore Dollar, 8-21-08 (long) (F)	34,200	(85,175)
Switzerland Franc, 4-16-09 (long) (F)	CHF448,100	5,129,239
Switzerland Franc, 4-16-09 (long) (F)	254,600	(3,464,813)
Switzerland Franc, 5-6-09 (long) (F)	171,800	5,527,454
United Arab Emirates Dirham, 11-10-08 (long) (F)	AED481,400	(999,254)
United Arab Emirates Dirham, 11-17-08 (long) (F)	518,000	(3,040,733)
United Arab Emirates Dirham, 5-4-09 (long) (F)	326,000	(1,003,109)
United Arab Emirates Dirham, 5-21-09 (long) (F)	226,700	(600,123)
United Arab Emirates Dirham, 1-14-10 (long) (F)	170,700	(904,593)
United Arab Emirates Dirham, 1-19-10 (long) (F)	255,000	(1,415,601)
United Arab Emirates Dirham, 1-25-10 (long) (F)	235,663	(1,300,739)
United Arab Emirates Dirham, 3-3-10 (long) (F)	337,000	(2,589,948)
United Arab Emirates Dirham, 3-11-10 (long) (F)	753,700	(7,080,752)
United Arab Emirates Dirham, 3-24-10 (long) (F)	123,500	(1,567,948)
United Arab Emirates Dirham, 3-29-10 (long) (F)	59,000	(743,531)
United Arab Emirates Dirham, 4-5-10 (long) (F)	100,800	(1,119,167)
		$53,892,879

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
3M Company,
2.08%, 7-25-08	$3,571	3,566,048
Coca-Cola Company (The),
2.03%, 7-8-08	10,000	9,996,053
E.I. du Pont de Nemours and Company,
2.09%, 7-10-08	10,000	9,994,775
Hershey Company (The),
2.02%, 7-10-08	20,000	19,989,900
Illinois Tool Works Inc.:
2.1%, 7-8-08	25,000	24,989,792
2.12%, 7-10-08	20,000	19,989,400
Johnson & Johnson:
2.0%, 7-15-08	40,000	39,968,889
2.02%, 7-15-08	37,996	37,966,152
Kimberly-Clark Worldwide Inc.,
2.08%, 7-10-08	22,000	21,988,560
Nestle Finance International Ltd.,
2.17%, 7-15-08	10,000	9,991,561
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.07%, 7-10-08	10,000	9,994,825
Siemens Capital Corp.,
2.07%, 7-9-08	23,000	22,989,420
United Parcel Service, Inc.,
2.09%, 7-28-08	50,000	49,921,625

Total Commercial Paper - 1.87%		281,347,000

Municipal Obligations - Taxable - 0.02%
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Housing Revenue Bonds (Country Club Apartments Project), Series 2001B (U.S. Bank National Association),
2.85%, 7-1-08 (H)	1,390	1,390,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Seaport Landing Retirement Project), Series 2005B (Bank of America, National Association),
2.47%, 7-1-08 (H)	1,320	1,320,000
		2,710,000
Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $396,216,408 on 7-1-08 (J)	396,201	396,201,000

J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $246,981,604 on 7-1-08 (K)	246,972	246,972,000

J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $151,513,892 on 7-1-08 (L)	151,508	151,508,000

Total Repurchase Agreements - 5.29%		794,681,000

United States Government and Government Agency Obligations
Overseas Private Investment Corporation,
2.45%, 7-2-08 (H)	5,000	5,000,000
United States Treasury Bills:
1.52%, 7-10-08	40,000	39,984,800
1.55%, 7-10-08	165,000	164,936,063
1.72%, 7-17-08	125,000	124,904,445
1.9%, 7-17-08	80,000	79,932,445
1.4%, 7-31-08	50,000	49,941,667
1.5%, 7-31-08	245,000	244,693,750
1.6%, 8-7-08	215,000	214,646,445
1.6%, 8-14-08	69,804	69,667,495
1.75%, 8-14-08	30,000	29,935,833
1.69%, 8-21-08	115,000	114,724,672
1.74%, 8-28-08	80,000	79,775,734
1.93%, 9-11-08	200,000	199,228,002
1.8%, 9-18-08	40,000	39,842,000
1.825%, 9-18-08	170,000	169,319,174
1.93%, 9-18-08	130,000	129,449,414
1.94%, 9-18-08	290,000	288,765,406
1.955%, 9-18-08	85,000	84,635,339
1.96%, 9-18-08	35,000	34,849,461
2.0%, 9-18-08	155,000	154,319,724
1.845%, 9-25-08	100,000	99,559,250
1.91%, 10-2-08	75,000	74,629,938
1.94%, 10-2-08	165,000	164,173,076
1.96%, 10-2-08	200,000	198,987,334
1.9%, 10-9-08	160,000	159,155,557
1.97%, 10-16-08	80,000	79,531,578
1.985%, 10-16-08	57,000	56,663,708
1.93%, 10-30-08	35,000	34,772,957
1.98%, 10-30-08	26,000	25,826,970
1.89%, 11-6-08	125,070	124,229,530
1.95%, 11-6-08	75,000	74,480,000
2.135%, 11-6-08	160,000	158,785,422
2.11%, 11-13-08	35,000	34,723,063
2.15%, 11-13-08	175,000	173,589,062
2.21%, 11-13-08	80,000	79,337,000
1.95%, 11-20-08	130,000	129,000,084
2.16%, 11-20-08	300,000	297,444,000
1.94%, 12-4-08	210,000	208,234,601
2.0%, 12-4-08	270,000	267,660,002
2.085%, 12-4-08	150,000	148,644,750
2.11%, 12-4-08	55,000	54,497,117
2.255%, 12-4-08	70,000	69,315,983
2.13%, 12-11-08	75,000	74,276,688
2.16%, 12-11-08	130,000	128,728,600
2.19%, 12-11-08	50,000	49,504,208
2.22%, 12-11-08	150,000	148,492,251
2.205%, 12-18-08	125,000	123,698,437
2.245%, 12-26-08	75,000	74,167,480

Total United States Government and Government Agency Obligations - 37.47%		5,630,660,515

TOTAL SHORT-TERM SECURITIES - 44.65%		$6,709,398,515

(Cost: $6,709,398,515)

TOTAL INVESTMENT SECURITIES - 100.00%		$15,025,955,003

(Cost: $14,208,909,710)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$7,362,291,814	$(8,833,520,651)
Level 2 - Other Significant Observable Inputs	7,556,259,109	---
Level 3 - Significant Unobservable Inputs	53,511,201	---
Total	$14,972,062,124	$(8,833,520,651)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$4,370,300	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	(1,171,727)	---
Net purchases (sales)	50,312,628	---
Transfers in and/or out of Level 3	---	---
Ending Balance 6/30/08	$53,511,201	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/08	$(1,171,727)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Securities serve as collateral for the following open futures contracts at June 30, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

Dow Jones Euro STOXX 50 Index	Short	9-19-08	14,349	$(763,605,189)	$43,105,387
FTSE 100 Index	Short	9-19-08	13,575	(1,527,170,601)	50,432,564
Hang Seng H-Shares Index	Short	7-31-08	8,779	(669,634,839)	16,982,740
Hang Seng Index	Short	7-31-08	5,302	(752,061,560)	20,746,840
Russell 2000 E-Mini Index	Short	9-19-08	10,832	(749,249,440)	34,483,672
S&P 500 E-Mini Index	Short	9-19-08	47,084	(3,015,965,620)	155,233,499
S&P ASX 200 Index	Short	9-19-08	11,327	(1,409,726,281)	54,561,221

				$(8,887,413,530)	$375,545,923

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $90,699,017 or 0.60% of total investments.

(D)Deemed to be an affiliate due to the Fund having at least five percent of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at June 30, 2008.

(E)Restricted security. At June 30, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07	1,100,000	$6,380,000	$4,785,000

The total market value of this restricted security represented approximately 0.03% of total investments at June 30, 2008.

(F)Principal amounts are denominated in the indicated foreign currency, where applicable (AED - United Arab Emirates Dirham, BRL - Brazilian Real, CHF - Switzerland Franc, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, MXN - Mexican Peso, RUB - Russian Ruble, SGD - Singapore Dollar).

(G)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $17,708,028 or 0.12% of total investments.

(H)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(I)Amount shown in Principal column represents notional amount for computation of interest.

(J)Collateralized by $390,000,000 United States Treasury Note, 4.875% due 1-31-09; market value and accrued interest aggregate $404,304,082.

(K)Collateralized by $243,554,000 United States Treasury Note, 5.5% due 5-15-09; market value and accrued interest aggregate $251,924,477.

(L)Collateralized by $152,393,000 United States Treasury Note, 4.375% due 11-15-08; market value and accrued interest aggregate $154,573,074.

The Investments of Ivy Capital Appreciation Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Aircraft - 5.32%
Boeing Company (The)	75,000	$4,929,000
Raytheon Company	290,000	16,321,200
Rockwell Collins, Inc.	255,000	12,229,800
United Technologies Corporation	85,000	5,244,500
		38,724,500
Apparel - 1.09%
Coach, Inc.*	275,000	7,942,000

Beverages - 4.40%
Coca-Cola Company (The)	260,000	13,514,800
Hansen Natural Corporation (A)*	200,000	5,769,000
PepsiCo, Inc.	200,000	12,718,000
		32,001,800
Business Equipment and Services - 0.47%
IntercontinentalExchange, Inc.*	30,000	3,420,000

Capital Equipment - 5.21%
Deere & Company	240,000	17,311,200
Foster Wheeler Ltd. (A)*	110,000	8,033,300
Illinois Tool Works Inc.	130,000	6,176,300
Manitowoc Company, Inc. (The)	195,000	6,343,350
		37,864,150
Chemicals -- Petroleum and Inorganic - 3.30%
Monsanto Company (A)	190,000	24,023,600

Chemicals -- Specialty - 1.43%
Albemarle Corporation	260,000	10,376,600

Communications Equipment - 3.04%
Cisco Systems, Inc.*	635,000	14,776,450
Nokia Corporation, Series A, ADR	300,000	7,350,000
		22,126,450
Computers -- Main and Mini - 3.28%
Hewlett-Packard Company	540,000	23,873,400

Computers -- Micro - 4.83%
Apple Inc. (A)*	210,000	35,167,650

Computers -- Peripherals - 4.95%
Adobe Systems Incorporated*	180,000	7,083,000
Microsoft Corporation	1,050,000	28,917,000
		36,000,000
Consumer Electronics - 4.18%
Research In Motion Limited (A)*	260,000	30,407,000

Defense - 3.36%
General Dynamics Corporation	290,000	24,418,000

Electronic Components - 0.84%
Intel Corporation	285,000	6,123,225

Finance Companies - 0.61%
Blackstone Group L.P. (The)	245,000	4,461,450

Health Care -- Drugs - 9.35%
Abbott Laboratories	280,000	14,831,600
BioMarin Pharmaceutical Inc. (A)*	250,000	7,245,000
Genentech, Inc.*	170,000	12,903,000
Gilead Sciences, Inc.*	450,000	23,818,500
Merck & Co., Inc.	100,000	3,769,000
Shire Pharmaceuticals Group plc, ADR	110,000	5,408,150
		67,975,250
Health Care -- General - 2.82%
DENTSPLY International Inc.	170,000	6,261,950
Hologic, Inc.*	490,000	10,691,800
TomoTherapy Incorporated*	400,000	3,574,000
		20,527,750
Hotels and Gaming - 0.91%
Las Vegas Sands, Inc.*	140,000	6,641,600

Household -- General Products - 2.81%
Colgate-Palmolive Company	150,000	10,365,000
Procter & Gamble Company (The)	165,000	10,033,650
		20,398,650
Metal Fabrication - 4.81%
Lorillard, Inc.	150,000	10,374,000
Precision Castparts Corp. (A)	255,000	24,574,350
		34,948,350
Multiple Industry - 0.71%
Spirit AeroSystems Holdings, Inc.*	270,000	5,178,600

Non-residential Construction - 1.33%
Fluor Corporation (A)	52,000	9,676,160

Petroleum -- International - 0.24%
Exxon Mobil Corporation	20,000	1,762,600

Petroleum -- Services - 8.80%
Nabors Industries Ltd. (A)*	65,000	3,199,950
Schlumberger Limited (A)	300,000	32,229,000
Smith International, Inc. (A)	170,000	14,133,800
Transocean Inc. (A)	95,000	14,477,050
		64,039,800
Restaurants - 2.98%
McDonald's Corporation	220,000	12,368,400
YUM! Brands, Inc.	265,000	9,298,850
		21,667,250
Retail -- General Merchandise - 2.82%
Costco Wholesale Corporation	65,000	4,562,675
Kohl's Corporation (A)*	175,000	7,007,000
Nordstrom, Inc.	165,000	4,999,500
Target Corporation	85,000	3,951,650
		20,520,825
Security and Commodity Brokers - 7.04%
CME Group Inc.	47,000	18,009,930
Charles Schwab Corporation (The)	475,000	9,766,000
Goldman Sachs Group, Inc. (The) (A)	75,000	13,117,500
Janus Capital Group Inc.	390,000	10,323,300
		51,216,730
Timesharing and Software - 6.47%
Google Inc., Class A (A)*	53,000	27,930,205
Visa Inc., Class A (A)*	235,000	19,107,850
		47,038,055
Tobacco - 1.29%
Philip Morris International Inc.*	190,000	9,384,100

Utilities -- Telephone - 1.31%
NII Holdings, Inc. (A)*	200,000	9,497,000

TOTAL COMMON STOCKS - 100.00%		$727,402,545

(Cost: $755,677,926)

TOTAL INVESTMENT SECURITIES - 100.00%		$727,402,545

(Cost: $755,677,926)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments*
Level 1 - Quoted Prices	$727,402,545	$(3,364,253)
Level 2 - Other Significant Observable Inputs	---	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$727,402,545	$(3,364,253)

*Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Securities serve as cover for the following written options outstanding at June 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.	420	October/240	$80,639	$55,860
Apple Inc.	360	October/250	128,519	28,800
Apple Inc.	370	October/260	113,589	20,350
BioMarin Pharmaceutical Inc.	675	October/45	75,599	13,500
Fluor Corporation	375	July/190	91,323	183,750
Fluor Corporation	69	July/200	34,983	12,420
Fluor Corporation	96	October/250	38,875	19,680
Foster Wheeler Ltd.	140	August/95	18,039	4,200
Foster Wheeler Ltd.	333	November/90	79,240	116,550
Foster Wheeler Ltd.	315	November/100	88,829	56,700
Foster Wheeler Ltd.	262	November/105	58,295	33,405
Google Inc., Class A	88	September/700	57,816	19,360
Hansen Natural Corporation	1,000	September/45	165,519	42,500
Hansen Natural Corporation	500	September/50	57,845	10,000
Kohl's Corporation	300	October/65	23,682	3,000
Monsanto Company	105	July/165	17,155	525
Monsanto Company	148	October/180	41,736	17,760
Monsanto Company	262	October/185	78,618	26,200
Monsanto Company	130	October/190	32,015	9,750
Nabors Industries Ltd.	650	September/50	64,270	227,500
NII Holdings, Inc.	975	September/50	207,334	331,500
NII Holdings, Inc.	975	September/60	104,948	78,000
Precision Castparts Corp.	190	September/155	25,287	950
Transocean Inc.	176	August/185	25,872	17,600
Transocean Inc.	264	November/200	74,498	87,120
Transocean Inc.	200	November/210	56,400	37,500
Research In Motion Limited	650	September/175	182,350	26,000
Research In Motion Limited	250	September/180	77,374	8,500
Smith International, Inc.	255	October/100	37,485	61,837
Smith International, Inc.	248	October/105	41,762	40,300
Smith International, Inc.	230	October/110	30,360	24,150
Schlumberger Limited	628	August/125	61,738	56,520
Schlumberger Limited	600	November/130	166,919	204,000
Visa Inc., Class A	540	September/90	97,232	199,800
			$2,536,145	$2,075,587

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.	426	July/150	$53,278	$51,120
Apple Inc.	420	October/130	128,540	142,800
Apple Inc.	445	October/140	167,031	238,075
Fluor Corporation	210	October/150	104,369	107,100
Foster Wheeler Ltd.	386	August/55	39,433	15,440
Foster Wheeler Ltd.	315	August/60	38,430	31,500
Google Inc., Class A	176	September/460	108,451	211,200
Goldman Sachs Group, Inc. (The)	118	July/150	21,907	15,340
Kohl's Corporation	300	July/40	20,958	51,000
Monsanto Company	251	July/105	36,448	9,538
Monsanto Company	190	October/95	43,679	47,880
Monsanto Company	144	October/100	34,848	51,840
NII Holdings, Inc.	400	September/40	42,800	60,000
Transocean Inc.	137	August/120	25,619	6,508
Transocean Inc.	133	August/125	26,866	11,305
Research In Motion Limited	250	July/100	32,000	14,500
Research In Motion Limited	345	July/115	66,001	136,275
Smith International, Inc.	310	October/60	31,895	25,575
Schlumberger Limited	314	August/80	30,888	7,850
Visa Inc., Class A	390	September/65	64,879	53,820
			$1,118,320	$1,288,666

The Investments of Ivy Core Equity Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Aircraft - 2.74%
Boeing Company (The)	24,500	$1,610,140
Raytheon Company	85,800	4,828,824
		6,438,964
Beverages - 5.12%
Coca-Cola Company (The)	161,300	8,384,374
Molson Coors Brewing Company, Class B	67,200	3,650,976
		12,035,350
Capital Equipment - 7.76%
Deere & Company	169,622	12,234,835
Foster Wheeler Ltd.*	35,800	2,614,474
Joy Global Inc.	44,700	3,392,060
		18,241,369
Chemicals -- Petroleum and Inorganic - 3.16%
Monsanto Company	58,700	7,422,028

Chemicals -- Specialty - 2.21%
Air Products and Chemicals, Inc.	52,459	5,186,097

Communications Equipment - 0.64%
Telefonaktiebolaget LM Ericsson, ADR	144,500	1,502,078

Computers -- Main and Mini - 5.13%
Hewlett-Packard Company	218,200	9,646,622
Xerox Corporation	178,200	2,416,392
		12,063,014
Computers -- Micro - 2.37%
Apple Inc.*	33,200	5,559,838

Computers -- Peripherals - 3.11%
Activision, Inc.*	152,300	5,192,668
Adobe Systems Incorporated*	53,600	2,109,160
		7,301,828
Defense - 5.05%
General Dynamics Corporation	140,900	11,863,780

Electronic Instruments - 3.86%
Applied Materials, Inc.	255,500	4,878,772
Thermo Fisher Scientific Inc.*	75,400	4,202,042
		9,080,814
Finance Companies - 1.83%
American Express Company	24,900	937,983
Capital One Financial Corporation	88,600	3,367,686
		4,305,669
Food and Related - 2.73%
General Mills, Inc.	38,300	2,327,491
Smithfield Foods, Inc.*	18,800	373,744
Wm. Wrigley Jr. Company	47,800	3,717,884
		6,419,119
Health Care -- Drugs - 2.60%
Abbott Laboratories	48,300	2,558,451
Merck & Co., Inc.	94,100	3,546,629
		6,105,080

Health Care -- General - 2.02%
Baxter International Inc.	38,900	2,487,266
Becton, Dickinson and Company	27,800	2,260,140
		4,747,406
Metal Fabrication - 2.09%
Lorillard, Inc.	71,100	4,917,276

Motor Vehicle Parts - 1.12%
BorgWarner Inc.	59,100	2,622,858

Motor Vehicles - 0.64%
Ford Motor Company*	312,351	1,502,408

Multiple Industry - 2.40%
Altria Group, Inc.	273,900	5,631,384

Non-Residential Construction - 1.04%
Fluor Corporation	13,200	2,456,256

Petroleum -- International - 5.74%
Devon Energy Corporation	40,500	4,866,480
Exxon Mobil Corporation	97,779	8,617,263
		13,483,743
Petroleum -- Services - 9.39%
Schlumberger Limited	64,976	6,980,372
Smith International, Inc.	61,100	5,079,854
Transocean Inc.	16,323	2,487,462
Weatherford International Ltd.*	151,600	7,517,844
		22,065,532
Railroad - 2.87%
Union Pacific Corporation	89,400	6,749,700

Restaurants - 1.48%
YUM! Brands, Inc.	99,400	3,487,946

Retail -- General Merchandise - 0.53%
Costco Wholesale Corporation	17,600	1,235,432

Security and Commodity Brokers - 7.15%
CME Group Inc.	10,700	4,100,133
Charles Schwab Corporation (The)	434,500	8,933,320
J.P. Morgan Chase & Co.	109,600	3,760,376
		16,793,829
Steel - 1.07%
Companhia Vale do Rio Doce, ADR	70,500	2,525,310

Timesharing and Software - 1.40%
Visa Inc., Class A*	40,400	3,284,924

Tobacco - 2.04%
Philip Morris International Inc.*	96,900	4,785,891

Utilities -- Electric - 4.44%
Mirant Corporation*	158,700	6,213,105
NRG Energy, Inc.*	98,600	4,229,940
		10,443,045

TOTAL COMMON STOCKS - 93.73%		$220,257,968

(Cost: $172,668,297)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Colgate-Palmolive Company,
2.15%, 7-30-08	$5,000	4,991,340
Sonoco Products Co.,
3.1%, 7-1-08	6,756	6,756,000
Walt Disney Company (The),
2.2%, 7-10-08	3,000	2,998,350

TOTAL SHORT-TERM SECURITIES - 6.27%		$14,745,690

(Cost: $14,745,690)

TOTAL INVESTMENT SECURITIES - 100.00%		$235,003,658

(Cost: $187,413,987)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$220,257,968	$---
Level 2 - Other Significant Observable Inputs	14,745,690	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$235,003,658	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Energy Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.62%
Bucyrus International, Inc., Class A	10,850	$791,779
IntercontinentalExchange, Inc.*	5,650	644,100
Jacobs Engineering Group Inc.*	7,450	601,215
		2,037,094
Capital Equipment - 6.42%
Cameron International Corporation*	22,450	1,242,607
Chicago Bridge & Iron Company N.V., NY Shares	20,950	834,229
NATCO Group Inc., Class A*	10,150	553,480
Shaw Group Inc. (The)*	6,775	418,627
SunPower Corporation, Class A*	4,625	332,353
Suntech Power Holdings Co., Ltd., ADR*	6,100	228,506
		3,609,802
Coal - 4.60%
Arch Coal, Inc.	9,125	684,649
CONSOL Energy Inc.	5,050	567,468
Foundation Coal Holdings, Inc.	5,675	502,692
Peabody Energy Corporation	9,400	827,670
		2,582,479
Electrical Equipment - 2.09%
First Solar, Inc.*	4,300	1,172,868

Electronic Instruments - 1.82%
Applied Materials, Inc.	31,300	597,673
Energy Conversion Devices, Inc.*	5,750	423,315
		1,020,988
Mining - 0.46%
Cameco Corporation	6,050	259,364

Multiple Industry - 2.62%
CVR Energy, Inc.*	18,350	353,237
El Paso Pipeline Partners, L.P.	17,800	367,570
EnergySolutions, Inc.	23,650	528,577
Williams Pipeline Partners L.P.	13,000	224,380
		1,473,764
Non-Residential Construction - 2.76%
Fluor Corporation	6,450	1,200,216
Technip SA, ADR	3,775	348,999
		1,549,215
Petroleum -- Canada - 0.84%
Suncor Energy Inc.	8,150	473,678

Petroleum -- Domestic - 7.39%
Continental Resources, Inc.*	21,800	1,511,176
SandRidge Energy, Inc.*	14,450	933,181
Sunoco, Inc.	6,350	258,382
Valero Energy Corporation	10,125	416,948
XTO Energy Inc.	15,125	1,036,214
		4,155,901
Petroleum -- International - 25.21%
Anadarko Petroleum Corporation	6,625	495,815
Apache Corporation	9,800	1,362,200
BP p.l.c., ADR	10,775	749,617
CNOOC Limited, ADR	2,500	433,850
ConocoPhillips	9,700	915,583
Devon Energy Corporation	9,675	1,162,548
ENSCO International Incorporated	7,575	611,605
EOG Resources, Inc.	8,500	1,115,200
Exxon Mobil Corporation	14,450	1,273,478
Hess Corporation	4,925	621,486
Marathon Oil Corporation	9,650	500,546
Newfield Exploration Company*	15,100	985,275
Noble Energy, Inc.	10,825	1,088,562
Occidental Petroleum Corporation	9,875	887,367
Petroleo Brasileiro S.A. - Petrobras, ADR	8,400	594,972
Talisman Energy Inc.	25,900	573,167
Ultra Petroleum Corp.*	8,150	800,330
		14,171,601
Petroleum -- Services - 27.64%
BJ Services Company	27,450	876,753
Baker Hughes Incorporated	8,050	703,087
Complete Production Services, Inc.*	34,000	1,238,280
FMC Technologies, Inc.*	4,350	334,646
Halliburton Company	32,350	1,716,814
Helix Energy Solutions Group, Inc.*	17,550	730,782
Helmerich & Payne, Inc.	13,200	950,664
Nabors Industries Ltd.*	26,500	1,304,595
National Oilwell Varco, Inc.*	22,350	1,982,892
Patterson-UTI Energy, Inc.	17,550	633,379
Schlumberger Limited	15,725	1,689,337
Smith International, Inc.	14,600	1,213,844
Transocean Inc.	4,248	647,353
Weatherford International Ltd.*	30,500	1,512,495
		15,534,921
Steel - 1.24%
Tenaris S.A., ADR	9,350	696,575

Utilities -- Electric - 4.30%
Entergy Corporation	6,275	756,012
Exelon Corporation	7,975	717,431
Mirant Corporation*	10,950	428,692
NRG Energy, Inc.*	12,000	514,800
		2,416,935
Utilities -- Gas and Pipeline - 3.59%
Enbridge Inc.	14,400	621,792
Southwestern Energy Company*	29,350	1,397,353
		2,019,145

TOTAL COMMON STOCKS - 94.60%		$53,174,330

(Cost: $39,529,248)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Anheuser-Busch Companies, Inc.,
2.3%, 7-1-08	$1,538	1,538,000
Bemis Company, Inc.,
2.4%, 7-14-08	1,500	1,498,700

TOTAL SHORT-TERM SECURITIES - 5.40%		$3,036,700

(Cost: $3,036,700)

TOTAL INVESTMENT SECURITIES - 100.00%		$56,211,030

(Cost: $42,565,948)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$53,174,330	$---
Level 2 - Other Significant Observable Inputs	3,036,700	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$56,211,030	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy High Income Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Business Equipment and Services - 0.11%
Global Cash Access, Inc.*	28,000	$192,080

Hotels and Gaming - 0.04%
Pinnacle Entertainment, Inc.*	7,000	73,430

Multiple Industry - 0.03%
Innophos Holdings, Inc.*	1,700	54,358

Petroleum -- Domestic - 0.22%
Inergy, L.P.	15,000	390,675

TOTAL COMMON STOCKS - 0.40%		$710,543

(Cost: $784,912)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.10%
CHC Helicopter Corporation,
7.375%, 5-1-14	$165	171,188

Apparel - 0.84%
Oxford Industries, Inc.,
8.875%, 6-1-11	225	217,125
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,335	1,254,900
		1,472,025
Broadcasting - 1.66%
Clear Channel Communications, Inc.,
7.65%, 9-15-10	1,650	1,692,758
EchoStar DBS Corporation,
7.75%, 5-31-15 (A)	1,250	1,215,625
		2,908,383
Business Equipment and Services - 12.11%
Education Management LLC and Education Management Finance Corp.,
10.25%, 6-1-16	7,250	6,670,000
Iron Mountain Incorporated,
8.625%, 4-1-13	1,000	1,005,000
Laureate Education, Inc.:
10.0%, 8-15-15 (A)	1,000	925,000
11.0%, 8-15-15 (A)(B)	1,000	872,825
11.75%, 8-15-17 (A)	1,500	1,380,000
SunGard Data Systems Inc.:
9.125%, 8-15-13	2,375	2,398,750
4.51%, 2-28-14 (C)	2,000	1,888,260
10.25%, 8-15-15	1,000	1,005,000
VNU, Inc.,
4.73438%, 8-9-13 (C)	992	924,205
West Corporation:
9.5%, 10-15-14	175	157,500
11.0%, 10-15-16	4,750	4,013,750
		21,240,290
Capital Equipment - 2.01%
Jostens IH Corp.,
7.625%, 10-1-12	500	491,250
Simmons Bedding Company,
7.875%, 1-15-14	1,000	860,000
Simmons Company,
0.0%, 12-15-14 (D)	2,955	2,171,925
		3,523,175
Chemicals -- Petroleum and Inorganic - 0.66%
Nalco Company,
7.75%, 11-15-11	1,150	1,150,000

Chemicals -- Specialty - 3.40%
Compass Minerals International, Inc.,
12.0%, 6-1-13 (E)	610	642,025
Momentive Performance Materials Inc.,
9.75%, 12-1-14	1,750	1,496,250
Mosaic Company (The):
7.375%, 12-1-14 (A)	195	203,775
7.875%, 12-1-16 (A)	3,400	3,621,000
		5,963,050
Computers -- Peripherals - 1.37%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (D)	2,600	2,405,000

Construction Materials - 6.61%
CPG International I Inc.,
10.5%, 7-1-13	500	417,500
Interface, Inc.:
10.375%, 2-1-10	250	262,500
9.5%, 2-1-14	2,045	2,116,575
Masonite U.S. and Masonite Canada:
4.63%, 4-6-13 (C)	395	365,804
4.92%, 4-6-13 (C)	790	731,608
5.04625%, 4-6-13 (C)	315	292,338
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	500	502,500
Nortek, Inc.,
10.0%, 12-1-13 (A)	1,000	955,000
Ply Gem Industries, Inc.:
9.0%, 2-15-12	3,500	2,056,250
11.75%, 6-15-13 (A)	4,250	3,899,375
		11,599,450
Electronic Components - 0.46%
Freescale Semiconductor, Inc.,
8.875%, 12-15-14	1,000	812,500

Finance Companies - 13.56%
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16 (A)	1,500	1,477,500
Ford Motor Credit Company:
9.75%, 9-15-10	1,000	872,046
8.0%, 12-15-16	1,500	1,091,343
Ford Motor Credit Company LLC,
12.0%, 5-15-15	1,000	880,780
General Motors Acceptance Corporation,
6.875%, 9-15-11	1,500	1,078,140
Newport Television LLC & NTV Finance Corp.,
8.13333%, 9-14-16 (C)	928	878,239
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (D)	200	186,250
PIH Acquisition Co.,
10.75%, 10-1-13	675	533,250
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11-15-14	1,250	1,200,000
10.5%, 11-15-16	6,500	6,191,250
Visant Holding Corp.,
8.75%, 12-1-13	6,350	6,223,000
Xerox Capital Trust I,
8.0%, 2-1-27	3,250	3,177,317
		23,789,115
Food and Related - 0.69%
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (D)	1,435	1,208,988

Forest and Paper Products - 3.56%
Buckeye Technologies Inc.:
8.0%, 10-15-10	4,846	4,846,000
8.5%, 10-1-13	1,400	1,393,000
		6,239,000
Health Care -- Drugs - 0.58%
Warner Chilcott Corporation,
8.75%, 2-1-15	1,000	1,015,000

Health Care -- General - 0.26%
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation,
11.75%, 11-15-14	500	463,750

Hospital Supply and Management - 6.73%
CHS/Community Health Systems, Inc.:
4.7325%, 7-25-14 (C)	459	432,328
4.89938%, 7-25-14 (C)	1,443	1,358,788
8.875%, 7-15-15	2,000	2,012,500
HCA Inc.,
5.05063%, 11-18-13 (C)	2,500	2,345,450
HealthSouth Corporation,
9.13313%, 6-15-14 (C)	2,150	2,182,250
Rural/Metro Corporation,
0.0%, 3-15-16 (D)	320	220,800
US Oncology, Inc.:
9.0%, 8-15-12	2,000	1,985,000
10.75%, 8-15-14	1,275	1,265,438
		11,802,554
Hotels and Gaming - 6.96%
Gaylord Entertainment Company,
8.0%, 11-15-13	2,500	2,400,000
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,500	1,290,000
Mandalay Resort Group,
9.375%, 2-15-10	750	750,000
MGM MIRAGE:
8.5%, 9-15-10	500	493,750
8.375%, 2-1-11	500	482,500
Penn National Gaming, Inc.,
6.75%, 3-1-15	700	679,000
Pinnacle Entertainment, Inc.:
8.25%, 3-15-12	2,445	2,402,213
8.75%, 10-1-13	1,000	1,000,000
7.5%, 6-15-15	1,000	765,000
VML US Finance LLC,
5.06%, 5-25-13 (C)	2,000	1,941,380
		12,203,843
Household -- General Products - 4.33%
Central Garden & Pet Company,
9.125%, 2-1-13	6,000	5,220,000
Sealy Mattress Company,
8.25%, 6-15-14	500	410,000
Solo Cup Company,
8.5%, 2-15-14	2,250	1,968,750
		7,598,750
Mining - 0.60%
Freeport-McMoRan Copper & Gold Inc.,
8.25%, 4-1-15	1,000	1,051,250

Motion Pictures - 0.28%
AMC Entertainment Inc.,
11.0%, 2-1-16	500	495,000

Motor Vehicles - 3.01%
AutoNation, Inc.:
4.71313%, 4-15-13 (C)	1,000	845,000
7.0%, 4-15-14	2,500	2,225,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13	1,625	1,519,375
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	693,750
		5,283,125
Multiple Industry - 6.51%
Expedia, Inc.,
8.5%, 7-1-16 (A)	4,650	4,545,375
Freescale Semiconductor, Inc.,
6.65125%, 12-15-14 (C)	1,000	790,000
Hawker Beechcraft Acquisition Company, LLC and Hawker Beechcraft Notes Company:
8.875%, 4-1-15	1,000	1,005,000
9.75%, 4-1-17	2,000	2,000,000
Newport Television LLC & NTV Finance Corp.,
13.0%, 3-15-17 (A)	2,000	1,760,000
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation,
10.875%, 11-15-14 (A)	300	300,000
UCI Holdco, Inc.,
10.27625%, 12-15-13 (B)(C)	1,194	1,009,633
		11,410,008
Petroleum -- Domestic - 0.58%
Petrohawk Energy Corporation,
9.125%, 7-15-13	1,000	1,025,000

Petroleum -- Services - 0.15%
R&B Falcon Corporation,
9.5%, 12-15-08	250	256,840

Railroad - 0.33%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	580	585,800

Restaurants - 1.85%
NPC International, Inc.,
9.5%, 5-1-14	3,750	3,243,750

Retail -- Food Stores - 0.62%
Pantry, Inc. (The),
7.75%, 2-15-14	775	581,250
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	500	502,500
		1,083,750
Retail -- General Merchandise - 3.14%
Dollar General Corporation:
5.23188%, 7-6-14 (C)	500	454,585
5.2325%, 7-6-14 (C)	1,167	1,060,698
5.64938%, 7-6-14 (C)	333	303,057
10.625%, 7-15-15	2,000	1,980,000
11.875%, 7-15-17	1,800	1,701,000
		5,499,340
Retail -- Specialty Stores - 2.54%
FTD, Inc.,
7.75%, 2-15-14	2,750	2,756,875
Neiman Marcus Group, Inc. (The):
4.42188%, 4-6-13 (C)	1,000	950,920
9.0%, 10-15-15	750	740,625
		4,448,420
Security and Commodity Brokers - 0.91%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,622	1,593,615

Timesharing and Software - 0.57%
Lender Processing Services, Inc.,
8.125%, 7-1-16 (A)	1,000	1,001,250

Utilities -- Electric - 5.99%
Calpine Corporation,
5.685%, 3-29-14 (C)	3,500	3,335,220
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
5.94813%, 10-10-14 (C)	272	251,516
6.23438%, 10-10-14 (C)	885	818,759
6.4775%, 10-10-14 (C)	115	106,121
10.25%, 11-1-15 (E)	4,250	4,165,000
Energy Future Holdings Corp.:
6.23438%, 10-10-14 (C)	1,648	1,523,981
6.4775%, 10-10-14 (C)	322	297,653
		10,498,250
Utilities -- Gas and Pipeline - 0.29%
Sonat Inc.,
7.625%, 7-15-11	500	504,842

Utilities -- Telephone - 1.97%
ALLTEL Corporation,
7.0%, 7-1-12	2,000	2,040,000
MetroPCS Communications, Inc.,
9.25%, 11-1-14	1,475	1,419,687
		3,459,687

TOTAL CORPORATE DEBT SECURITIES - 95.23%		$167,005,988

(Cost: $174,334,756)

SHORT-TERM SECURITIES

Clorox Co.,
2.76%, 7-14-08	1,500	1,498,505
Kroger Co. (The),
3.85%, 7-1-08	3,000	3,000,000
United Technologies Corporation,
2.35%, 7-1-08	3,159	3,159,000

TOTAL SHORT-TERM SECURITIES - 4.37%		$7,657,505

(Cost: $7,657,505)

TOTAL INVESTMENT SECURITIES - 100.00%		$175,374,036

(Cost: $182,777,173)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$710,543	$---
Level 2 - Other Significant Observable Inputs	174,663,493	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$175,374,036	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4-1-08	$456,432	$---
Net realized gain (loss)	(90,796)	---
Net change in unrealized appreciation (depreciation)	34,355	---
Net purchases (sales)	(399,991)	---
Transfers in and/or out of Level 3	---	---
Ending Balance 6-30-08	---	$---
Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$---	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $22,156,725 or 12.63% of total investments.

(B)Payment in kind bonds.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(D)These securities do not bear interest for an initial period of time and subsequently become interest bearing.

(E)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of this security amounted to 2.37% of total investments.

The Investments of Ivy Large Cap Growth Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Aircraft - 4.02%
Raytheon Company	160,500	$9,032,940
United Technologies Corporation	148,200	9,143,940
		18,176,880
Beverages - 2.90%
Coca-Cola Company (The)	252,900	13,145,742

Capital Equipment - 5.09%
Deere & Company	198,800	14,339,444
Joy Global Inc.	114,500	8,688,832
		23,028,276
Chemicals -- Petroleum and Inorganic - 4.45%
Monsanto Company	159,200	20,129,248

Chemicals -- Specialty - 1.48%
Praxair, Inc.	71,000	6,691,040

Communications Equipment - 6.06%
Cisco Systems, Inc.*	361,629	8,415,107
Nokia Corporation, Series A, ADR	69,000	1,690,500
QUALCOMM Incorporated	390,300	17,327,369
		27,432,976
Computers -- Main and Mini - 2.27%
Hewlett-Packard Company	232,000	10,256,720

Computers -- Micro - 5.23%
Apple Inc.*	141,200	23,646,058

Computers -- Peripherals - 1.43%
Adobe Systems Incorporated*	132,500	5,213,875
Electronic Arts Inc.*	28,500	1,266,113
		6,479,988
Consumer Electronics - 2.55%
Research In Motion Limited*	98,600	11,531,270

Defense - 3.33%
General Dynamics Corporation	178,900	15,063,380

Electrical Equipment - 3.06%
Emerson Electric Co.	279,600	13,826,220

Electronic Components - 2.11%
Microchip Technology Incorporated	312,900	9,541,886

Electronic Instruments - 1.34%
Thermo Fisher Scientific Inc.*	108,800	6,063,424

Health Care -- Drugs - 13.45%
Abbott Laboratories	393,200	20,827,804
Alcon, Inc.	53,700	8,741,823
Allergan, Inc.	52,000	2,706,600
Genentech, Inc.*	77,800	5,905,020
Gilead Sciences, Inc.*	428,700	22,691,091
		60,872,338
Health Care -- General - 3.30%
Baxter International Inc.	165,800	10,601,252
Zimmer Holdings, Inc.*	63,600	4,327,980
		14,929,232
Hotels and Gaming - 0.84%
International Game Technology	78,200	1,953,436
Las Vegas Sands, Inc.*	38,900	1,845,416
		3,798,852
Household -- General Products - 4.19%
Colgate-Palmolive Company	274,400	18,961,040

Insurance -- Life - 3.13%
Aflac Incorporated	225,500	14,161,400

Non-Residential Construction - 1.02%
Fluor Corporation	24,900	4,633,392

Petroleum -- Services - 12.45%
Schlumberger Limited	172,600	18,542,418
Smith International, Inc.	273,624	22,749,099
Weatherford International Ltd.*	302,800	15,015,852
		56,307,369
Restaurants - 3.52%
McDonald's Corporation	158,600	8,916,492
YUM! Brands, Inc.	199,900	7,014,491
		15,930,983
Retail -- General Merchandise - 0.61%
Kohl's Corporation*	68,800	2,754,752

Security and Commodity Brokers - 6.29%
CME Group Inc.	21,443	8,216,743
Goldman Sachs Group, Inc. (The)	37,600	6,576,240
MasterCard Incorporated, Class A	51,400	13,647,728
		28,440,711
Timesharing and Software - 2.10%
Google Inc., Class A*	18,000	9,485,730

TOTAL COMMON STOCKS - 96.22%		$435,288,907

(Cost: $370,080,956)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
BP Capital Markets p.l.c.,
2.6%, 7-1-08	$5,635	5,635,000
Bemis Company, Inc.,
2.4%, 7-14-08	1,500	1,498,700
Colgate-Palmolive Company,
2.15%, 7-30-08	5,000	4,991,340
Emerson Electric Co.,
2.16%, 7-8-08	5,000	4,997,900

TOTAL SHORT-TERM SECURITIES - 3.78%		$17,122,940

(Cost: $17,122,940)

TOTAL INVESTMENT SECURITIES - 100.00%		$452,411,847

(Cost: $387,203,896)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$435,288,906	$---
Level 2 - Other Significant Observable Inputs	17,122,940	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$452,411,847	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Limited-Term Bond Fund
June 30, 2008
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Broadcasting - 1.02%
Cox Communications, Inc.,
4.625%, 1-15-10	$1,000	$994,628

Business Equipment and Services - 0.99%
International Lease Finance Corporation,
5.0%, 4-15-10	1,000	969,527

Chemicals -- Petroleum and Inorganic - 0.62%
E.I. du Pont de Nemours and Company,
5.0%, 1-15-13	600	605,307

Communications Equipment - 1.02%
Cisco Systems, Inc.,
2.7375%, 2-20-09 (A)	1,000	999,476

Computers -- Main and Mini - 0.54%
Hewlett-Packard Company,
6.5%, 7-1-12	500	532,617

Finance Companies - 4.05%
General Electric Capital Corporation:
2.83%, 4-10-12 (A)	1,000	974,034
5.25%, 10-19-12	550	555,573
IBM International Group Capital LLC,
5.05%, 10-22-12	400	408,650
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	500	509,011
Wells Fargo Financial, Inc.,
5.5%, 8-1-12	1,487	1,509,927
		3,957,195
Health Care -- Drugs - 0.54%
Abbott Laboratories,
5.6%, 5-15-11	500	523,001

Insurance -- Property and Casualty - 0.57%
Berkshire Hathaway Finance Corporation,
4.75%, 5-15-12	550	557,734

Leisure Time Industry - 1.03%
Walt Disney Company (The),
4.7%, 12-1-12	1,000	1,006,690

Mining - 1.03%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,000	1,011,162

Petroleum -- Domestic - 0.53%
Duke Energy Corporation,
6.25%, 1-15-12	500	522,057

Security and Commodity Brokers - 2.55%
JPMorgan Chase & Co.,
5.375%, 10-1-12	2,000	2,006,774
Merrill Lynch & Co., Inc.,
6.05%, 8-15-12	500	489,533
		2,496,307
Utilities -- Telephone - 2.24%
AT&T Inc.,
4.95%, 1-15-13	500	498,487
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	200	212,987
British Telecommunications plc,
5.15%, 1-15-13	1,000	975,359
SBC Communications Inc.,
2.88813%, 11-14-08 (A)	500	499,787
		2,186,620

TOTAL CORPORATE DEBT SECURITIES - 16.73%		$16,362,321

(Cost: $16,503,817)

MUNICIPAL OBLIGATIONS - TAXABLE - 0.69%

Missouri
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006A:
5.3%, 3-1-09	150	151,134
5.35%, 3-1-10	515	517,395
(Cost: $665,000)		$668,529

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 21.55%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (C)	3,000	3,083,700
Federal Farm Credit Bank:
3.75%, 12-6-10	500	503,953
4.99%, 12-24-14	1,500	1,509,159
Federal Home Loan Bank,
5.0%, 1-15-15	1,500	1,513,537
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	2,350	2,355,036
5.875%, 3-21-11	1,000	1,053,419
5.25%, 10-1-12	800	803,825
5.375%, 1-9-14	2,500	2,520,717
Federal National Mortgage Association:
5.08%, 5-14-10	3,000	3,056,832
5.3%, 5-7-12	1,150	1,159,902
5.125%, 11-2-12	1,000	1,023,994
4.0%, 1-18-13	2,500	2,492,197
		21,076,271
Mortgage-Backed Obligations - 37.75%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	265	259,259
3.5%, 12-15-16	505	496,831
5.5%, 10-15-23 (Interest Only) (D)	782	16,135
5.0%, 6-15-24 (Interest Only) (D)	1,162	49,333
4.25%, 3-15-31	371	365,323
5.0%, 5-15-31	2,264	2,269,145
4.0%, 11-15-32	849	824,153
5.5%, 5-15-34	712	727,039
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.431%, 4-1-36 (A)	733	734,958
5.673%, 7-1-36 (A)	1,065	1,082,993
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 1-1-17	127	128,594
5.5%, 5-1-17	132	133,558
4.5%, 4-1-18	873	853,575
5.5%, 3-1-22	880	889,028
6.0%, 11-1-36	3,211	3,247,828
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.5%, 3-15-31	1,500	1,529,610
Federal National Mortgage Association Agency REMIC/CMO:
5.5%, 6-25-18	2,327	2,361,787
5.0%, 9-25-18	1,500	1,507,571
5.0%, 6-25-22	674	680,497
5.5%, 10-25-32	1,000	993,843
5.5%, 11-25-36 (Interest Only) (D)	1,548	402,717
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
7.0%, 10-1-14	19	20,285
5.5%, 2-1-17	414	420,057
5.0%, 11-1-17	477	476,533
5.5%, 1-1-18	416	422,166
Federal National Mortgage Association Fixed Rate Pass-through Certificates:
5.0%, 3-1-18	731	730,474
4.5%, 6-1-19	555	541,228
4.5%, 8-1-19	878	856,575
5.0%, 12-1-19	525	522,519
5.5%, 11-1-22	1,772	1,785,391
5.0%, 5-1-28	2,474	2,404,394
5.5%, 2-1-33	974	966,700
6.5%, 11-1-37	2,999	3,068,673
5.5%, 1-25-39	877	880,153
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	36	37,490
6.0%, 5-15-14	114	117,948
5.5%, 1-15-17	147	150,031
6.0%, 1-15-17	120	123,309
5.5%, 7-15-17	304	309,929
5.0%, 12-15-17	880	884,698
4.0%, 9-15-18	897	856,539
7.0%, 10-15-28	24	25,902
7.0%, 4-15-29	14	15,279
7.0%, 7-15-29	39	41,666
Government National Mortgage Association Non-Agency REMIC/CMO:
4.0%, 1-16-30	61	57,960
4.585%, 8-16-34	1,700	1,650,258
		36,919,934
Treasury Obligations - 12.84%
United States Treasury Notes:
4.0%, 4-15-10	1,000	1,025,703
5.0%, 8-15-11	3,000	3,187,032
4.125%, 8-31-12	1,500	1,553,555
4.25%, 8-15-13	6,500	6,787,423
		12,553,713

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 72.14%		$70,549,918

(Cost: $70,273,091)

SHORT-TERM SECURITIES

Sonoco Products Co.,
3.1%, 7-1-08	2,513	2,513,000
Starbucks Corporation,
2.9%, 7-1-08	2,000	2,000,000
Wal-Mart Stores, Inc.,
2.16%, 7-14-08	2,700	2,697,894
Wisconsin Electric Power Co.,
2.3%, 7-22-08	3,005	3,000,968

TOTAL SHORT-TERM SECURITIES - 10.44%		$10,211,862

(Cost: $10,211,862)

TOTAL INVESTMENT SECURITIES - 100.00%		$97,792,630

(Cost: $97,653,770)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$ ---
Level 2 - Other Significant Observable Inputs	97,792,630	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$97,792,630	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$2,003,500	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	(2,003,500)	---
Ending Balance 6/30/08	$ ---	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of this security amounted to 0.52% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of this security amounted to 3.15% of total investments.

(D)Amount in Principal column represents notional amount for computation of interest.

The Investments of Ivy Mid Cap Growth Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Banks - 4.52%
Marshall & Ilsley Corporation	47,950	$735,073
Northern Trust Corporation	22,300	1,528,331
Signature Bank*	58,200	1,497,777
Synovus Financial Corp.	185,800	1,622,034
Zions Bancorporation	48,750	1,538,062
		6,921,277
Beverages - 2.29%
Brown-Forman Corporation, Class B	46,450	3,510,226

Business Equipment and Services - 7.05%
AECOM Technology Corporation*	31,150	1,013,309
Akamai Technologies, Inc.*	95,500	3,326,265
Bucyrus International, Inc., Class A	20,950	1,528,826
DealerTrack Holdings, Inc.*	93,250	1,314,359
Stericycle, Inc.*	69,700	3,607,323
		10,790,082
Capital Equipment - 4.74%
Chicago Bridge & Iron Company N.V., NY Shares	29,450	1,172,699
Donaldson Company, Inc.	12,450	555,768
Dresser-Rand Group Inc.*	16,400	641,240
Graco Inc.	29,950	1,140,197
IDEX Corporation	101,612	3,743,386
		7,253,290
Computers -- Peripherals - 4.15%
Data Domain, Inc.*	130,950	3,057,028
McAfee, Inc.*	45,950	1,563,679
Solera Holdings, Inc.*	62,500	1,728,750
		6,349,457
Cosmetics and Toiletries - 1.41%
Bare Escentuals, Inc.*	115,350	2,160,506

Electrical Equipment - 0.81%
Cooper Industries, Ltd., Class A	12,550	495,725
Hubbell Incorporated, Class B	18,650	743,575
		1,239,300
Electronic Components - 9.21%
Broadcom Corporation, Class A*	102,975	2,810,703
Linear Technology Corporation	47,550	1,548,228
Microchip Technology Incorporated	143,850	4,386,706
NetApp, Inc.*	166,950	3,613,633
PMC-Sierra, Inc.*	229,900	1,746,091
		14,105,361
Electronic Instruments - 0.67%
FLIR Systems, Inc.*	25,200	1,023,624

Farm Machinery - 0.54%
AGCO Corporation*	15,750	825,457

Food and Related - 1.80%
Wm. Wrigley Jr. Company	35,400	2,753,412

Forest and Paper Products - 0.48%
Sealed Air Corporation	38,450	730,935

Health Care -- Drugs - 1.81%
Allergan, Inc.	53,200	2,769,060

Health Care -- General - 9.94%
DENTSPLY International Inc.	90,450	3,331,726
Henry Schein, Inc.*	87,200	4,491,236
Hologic, Inc.*	158,826	3,465,583
Hospira, Inc.*	71,300	2,859,843
TomoTherapy Incorporated*	120,700	1,078,454
		15,226,842
Hospital Supply and Management - 2.56%
C. R. Bard, Inc.	44,650	3,926,967

Insurance -- Property and Casualty - 1.36%
AXIS Capital Holdings Limited	69,650	2,076,266

Metal Fabrication - 3.37%
Fastenal Company	119,750	5,166,015

Motor Vehicle Parts - 0.46%
BorgWarner Inc.	16,000	710,080

Motor Vehicles - 0.54%
Harley-Davidson, Inc.	22,750	824,915

Petroleum -- Domestic - 1.04%
XTO Energy Inc.	23,220	1,590,802

Petroleum -- International - 2.44%
Noble Energy, Inc.	37,150	3,735,804

Petroleum -- Services - 4.70%
BJ Services Company	49,800	1,590,612
Complete Production Services, Inc.*	57,850	2,106,897
National Oilwell Varco, Inc.*	19,550	1,734,476
Smith International, Inc.	21,250	1,766,725
		7,198,710
Publishing - 1.33%
Meredith Corporation	72,050	2,038,294

Restaurants - 2.33%
Chipotle Mexican Grill, Inc., Class A*	18,900	1,561,518
P.F. Chang's China Bistro, Inc.*	89,850	2,010,394
		3,571,912
Retail -- Food Stores - 1.24%
Whole Foods Market, Inc.	80,050	1,893,583

Retail -- General Merchandise - 1.36%
Saks Incorporated*	190,150	2,087,847

Retail -- Specialty Stores - 4.52%
Coldwater Creek Inc.*	245,900	1,297,123
J. Crew Group, Inc.*	81,100	2,677,111
Urban Outfitters, Inc.*	94,450	2,944,006
		6,918,240
Security and Commodity Brokers - 3.44%
CME Group Inc.	7,050	2,701,490
TD Ameritrade Holding Corporation*	141,850	2,572,450
		5,273,940
Timesharing and Software - 6.78%
eBay Inc.*	89,200	2,436,498
Global Payments Inc.	95,500	4,450,300
Paychex, Inc.	86,600	2,710,147
Zebra Technologies Corporation, Class A*	23,900	779,618
		10,376,563
Trucking and Shipping - 3.03%
C.H. Robinson Worldwide, Inc.	43,600	2,390,370
Expeditors International of Washington, Inc.	52,350	2,252,882
		4,643,252

TOTAL COMMON STOCKS - 89.92%		$137,692,019

(Cost: $122,720,870)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Anheuser-Busch Companies, Inc.,
2.3%, 7-1-08	$6,520	6,520,000
BP Capital Markets p.l.c.,
2.6%, 7-1-08	1,502	1,502,000
Bemis Company, Inc.,
2.4%, 7-14-08	2,000	1,998,267
United Parcel Service, Inc.,
2.03%, 7-1-08	2,066	2,066,000
United Technologies Corporation,
2.35%, 7-1-08	3,357	3,357,000

TOTAL SHORT-TERM SECURITIES - 10.08%		$15,443,267

(Cost: $15,443,267)

TOTAL INVESTMENT SECURITIES - 100.00%		$153,135,286

(Cost: $138,164,137)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$137,692,020	$---
Level 2 - Other Significant Observable Inputs	15,443,266	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$153,135,286	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4-1-08	$---	$(495,473)
Net realized gain (loss)	---	(1,980,997)
Net change in unrealized appreciation (depreciation)	---	423,190
Net purchases (sales)	---	2,053,280
Transfers in and/or out of Level 3	---	---
Ending Balance 6-30-08	$---	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Money Market Fund
June 30, 2008
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Commercial Paper
Banks - 0.88%
Barclays Bank PLC,
2.715%, 8-4-08	$1,000	$997,436

Beverages - 1.66%
Coca-Cola Company (The),
2.3%, 9-18-08	1,900	1,890,410

Capital Equipment - 2.19%
Illinois Tool Works Inc.:
2.28%, 7-21-08	500	499,367
2.25%, 7-28-08	2,000	1,996,625
		2,495,992
Finance Companies - 11.15%
General Electric Capital Corporation:
2.4%, 8-1-08	1,000	997,933
2.67%, 8-22-08	1,500	1,494,215
PACCAR Financial Corp.,
2.31%, 9-25-08	500	497,241
Prudential Funding LLC,
2.45%, 8-12-08	3,000	2,991,425
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.35%, 9-26-08	500	497,160
Toyota Motor Credit Corporation:
2.51%, 9-9-08	1,600	1,592,191
2.55%, 9-15-08	1,500	1,491,925
Unilever Capital Corporation:
2.3%, 9-5-08	2,100	2,091,145
2.7%, 11-20-08	1,050	1,038,817
		12,692,052
Food and Related - 11.31%
Campbell Soup Co.:
2.35%, 7-7-08	3,000	2,998,825
2.37%, 7-11-08	1,000	999,342
McCormick & Co. Inc.:
2.93%, 8-29-08	2,000	1,990,396
2.95%, 8-29-08	1,400	1,393,231
2.63%, 11-25-08	1,800	1,780,670
Nestle Capital Corp.,
2.39%, 3-12-09	2,000	1,966,274
Nestle Finance International Ltd.:
2.17%, 7-7-08	1,000	999,638
2.17%, 7-16-08	750	749,322
		12,877,698
Household -- General Products - 3.15%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.21%, 8-18-08	2,000	1,994,107
2.29%, 9-17-08	1,600	1,592,061
		3,586,168
Mining - 3.51%
BHP Billiton Finance (USA) B.V. (BHP Billiton Plc):
2.15%, 7-10-08	2,000	1,998,925
2.15%, 7-17-08	2,000	1,998,089
		3,997,014
Motor Vehicle Parts - 0.22%
Danaher Corporation,
2.2%, 7-10-08	250	249,863

Multiple Industry - 2.20%
Honeywell International Inc.,
2.23%, 7-16-08	2,500	2,497,677

Retail -- Food Stores - 2.64%
Walgreen Co.,
2.3%, 7-11-08	3,000	2,998,083

Utilities -- Telephone - 5.07%
AT&T Inc.:
2.23%, 8-11-08	1,200	1,196,952
2.34%, 9-3-08	500	497,920
Verizon Communications Inc.:
2.48%, 7-17-08	1,000	998,937
2.49%, 7-22-08	1,000	998,548
2.49%, 7-24-08	2,078	2,074,694
		5,767,051

Total Commercial Paper - 43.98%		50,049,444

Commercial Paper (backed by irrevocable bank letter of credit)
Banks - 1.09%
CICI Bank Limited (Bank of America, National Association),
4.835%, 9-24-08	1,250	1,235,730

Finance Companies - 10.09%
ED&F Man Treasury Management PLC (Societe Generale N.A.),
2.58%, 7-1-08	3,219	3,219,000
NATC California LLC (SunTrust Bank),
2.42%, 7-10-08	2,500	2,498,488
River Fuel Company #2, Inc. (Bank of New York (The)):
2.85%, 7-15-08	700	699,224
2.6%, 7-31-08	1,481	1,477,791
2.85%, 7-31-08	1,100	1,097,388
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
2.85%, 7-31-08	1,500	1,496,438
Vehicle Services of America Ltd. (Bank of America, National Association),
2.43%, 9-9-08	1,000	995,275
		11,483,604
Food and Related - 2.63%
COFCO Capital Corp. (Rabobank Nederland):
2.5%, 7-15-08	1,700	1,698,347
2.6%, 7-24-08	1,300	1,297,841
		2,996,188

Total Commercial Paper (backed by irrevocable bank letter of credit) - 13.81%		15,715,522

Notes
Banks - 1.05%
Wells Fargo & Company,
2.55125%, 7-15-08 (A)	1,200	1,200,000

Capital Equipment - 3.83%
Deere (John) Capital Corporation:
4.5%, 8-25-08	350	349,776
2.98438%, 9-25-08 (A)	1,150	1,150,614
3.75%, 1-13-09 (B)	650	653,379
4.625%, 4-15-09	700	709,321
Deere (John) Credit Limited (Deere (John) Capital Corporation),
2.3%, 7-21-08	1,500	1,498,083
		4,361,173
Computers -- Main and Mini - 1.54%
International Business Machines Corporation:
2.4475%, 7-3-08 (A)	750	750,000
2.47813%, 7-8-08 (A)	1,000	1,000,000
		1,750,000
Finance Companies - 5.18%
BP Capital Markets p.l.c.,
2.79125%, 9-11-08 (A)	1,500	1,500,000
General Electric Capital Corporation:
2.46813%, 7-9-08 (A)	1,300	1,299,829
4.0%, 2-17-09	500	503,758
IBM International Group Capital LLC,
2.86938%, 8-26-08 (A)	1,500	1,500,000
Toyota Motor Credit Corporation,
4.8%, 10-6-08	750	750,000
Unilever Capital Corporation,
2.465%, 7-14-08 (A)	350	350,000
		5,903,587
Forest and Paper Products - 1.32%
Kimberly-Clark Corporation,
4.42%, 12-19-08	1,500	1,499,117

Household -- General Products - 0.88%
Procter & Gamble Company (The):
2.78875%, 8-19-08 (A)	800	800,000
3.5%, 12-15-08	200	199,324
		999,324
Multiple Industry - 2.16%
3M Company,
5.8271%, 12-12-08	2,425	2,457,391

Retail -- General Merchandise - 3.16%
Target Corporation,
5.4%, 10-1-08	1,024	1,025,534
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	2,500	2,568,887
		3,594,421
Security and Commodity Brokers - 1.05%
American Express Credit Corp.:
2.51%, 7-7-08 (A)	650	646,148
2.5425%, 7-21-08 (A)	550	546,371
		1,192,519
Utilities -- Telephone - 2.75%
Bellsouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	3,100	3,132,265

Total Notes - 22.92%		26,089,797

Notes (backed by irrevocable bank letter of credit)
Business Equipment and Services - 1.18%
Schlitz Park Associates II Limited Partnership and 1610 N. 2nd Street LLC, Taxable Variable Rate Demand Bonds, Series 2001 (U.S. Bank National Association),
2.75%, 7-1-08 (A)	1,340	1,340,000

Finance Companies - 1.58%
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
2.75%, 7-1-08 (A)	1,420	1,420,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank National Association),
2.58%, 7-3-08 (A)	385	385,000
		1,805,000
Health Care -- General - 0.01%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, National Association)
2.58%, 7-3-08 (A)	10	10,000

Total Notes (backed by irrevocable bank letter of credit) - 2.77%		3,155,000

TOTAL CORPORATE OBLIGATIONS - 83.48%		$95,009,763

(Cost: $95,009,763)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 5.88%
California Pollution Control Financing Authority, Enviromental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
2.65%, 8-11-08	5,000	5,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
2.75%, 7-2-08 (A)	1,700	1,700,000
		6,700,000
Georgia - 5.11%

Municipal Electric Authority of Georgia, General Resolution
      Projects Bond Anticipation Notes, Series B (Taxable),
      (Bayerische Landesbank, New York Branch, Wachovia Bank,
      National Association and WestLB AG, New York Branch):

2.75%, 7-1-08	3,700	3,700,000
2.7%, 7-3-08	2,117	2,117,000
		5,817,000
Indiana - 0.88%
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
2.5%, 7-3-08 (A)	1,000	1,000,000

Iowa - 0.88%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
2.6%, 7-3-08 (A)	1,000	1,000,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 12.75%		$14,517,000

(Cost: $14,517,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Overseas Private Investment Corporation,
2.45%, 7-2-08 (A)	1,791	1,790,698
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
3.02625%, 7-15-08 (A)	2,500	2,500,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.77%		$4,290,698

(Cost: $4,290,698)

TOTAL INVESTMENT SECURITIES - 100.00%		$113,817,461

(Cost: $113,817,461)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Assets
Level 1 - Quoted Prices	$---	$---
Level 2 - Other Significant Observable Inputs	113,817,461	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$113,817,461	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of this security amounted to 0.57% of total investments.

The Investments of Ivy Municipal Bond Fund
June 30, 2008
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 0.94%
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
2.55%, 2-1-42 (A)	$125	$120,296
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	220	221,129
		341,425
California - 9.41%
California Statewide Communities Development Authority, Insured Revenue Bonds (Henry Mayo Newhall Memorial Hospital), Series 2007A,
5.0%, 10-1-37	500	475,650
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.0%, 6-1-43	1,000	1,054,180
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	200	226,388
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	222,882
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	528,440
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	495	504,138
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	266,490
Upland Unified School District (San Bernardino County, California), Election of 2008 General Obligation Bonds, Series A,
0.0%, 8-1-31	500	144,560
		3,422,728
Colorado - 2.77%
Certificates of Participation, Series 2008, Adams12 Five Star Schools, Adams County and City and County of Broomfield, Colorado,
5.0%, 12-1-25	500	502,395
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement bonds, Series 2008,
6.125%, 12-1-30	500	505,845
		1,008,240
Florida - 0.72%
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	262,345

Hawaii - 2.75%
City and County of Honolulu, Hawaii, General Obligation Refunding Bonds, 1990 Series A,
7.35%, 7-1-08	1,000	1,000,000

Illinois - 3.70%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	651,753
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A,
5.0%, 5-1-26	250	213,315
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A,
5.7%, 5-1-36	250	216,378
City of Chicago, General Obligation Bonds, Projectand Refunding, Series 2004A,
5.25%, 1-1-21	250	262,885
		1,344,331
Indiana - 7.91%
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	540,120
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.0%, 1-15-17	500	486,990
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	317,250
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	280	280,473
Mt. Vernon School Building Corporation of Hancock County, Hancock County, Indiana, First Mortgage Bonds, Series 2007,
5.25%, 1-15-32	500	515,115
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	735,635
		2,875,583
Kansas - 3.58%
Kansas Development Finance Authority, Health Facilities Revenue Bonds (Stormont-Vail Healthcare), Series 2008F,
5.375%, 11-15-29	500	488,480
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1 (AMT),
6.3%, 12-1-32	135	135,471
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.65%, 6-1-35	185	185,738
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.55%, 12-1-33	500	490,100
		1,299,789
Louisiana - 2.68%
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	250	246,375
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	200	200,560
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2002 Series A,
5.25%, 6-1-13	500	528,150
		975,085

Maryland - 1.41%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	512,825

Massachusetts - 1.19%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	218,778
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A (Tax-Exempt),
5.75%, 11-15-42	250	213,507
		432,285

Michigan - 3.24%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	200	204,658
City of Kalamazoo, Hospital Finance Authority, Hospital Revenue Refunding Bonds, (Bronson Methodist Hospital), Series 2003A,
5.0%, 5-15-26	500	497,630
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	10	9,998
State Building Authority, State of Michigan, 2006 Revenue Refunding Bonds, Series IA (Facilities Program),
0.0%, 10-15-22	1,000	463,980
		1,176,266
Minnesota - 2.46%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	504,340
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	389,616
		893,956
Missouri - 10.87%
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	175	153,881
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	190,400
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	369,446
Fair Grove R-X School District of Greene County, Missouri Project, Series 2008, Lease Participation Certificates,
5.0%, 3-1-28	500	487,745
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
5.55%, 10-1-36	250	222,967
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Reveniue Bonds (SSM Health Care) Series 2008A,
5.0%, 6-1-36	500	478,505
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.25%, 12-1-19	65	65,820
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	170	173,346
Platte County R-III School District Building Corporation, Leasehold Refunding and Improvement Revenue Bonds, Series 2008 (Platte County R-III School District of Platte County, Missouri Project),
5.0%, 3-1-28	340	341,272
The Industrial Development Authority of St. Joseph, Missouri, Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
4.375%, 4-1-18	100	99,484
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	191,992
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	250	234,970
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.5%, 9-1-28	500	469,830
The Industrial Development Authority of the Countyof Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.85%, 4-1-29	475	473,371
		3,953,029
Nebraska - 0.69%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	250	251,177

New Hampshire - 1.38%
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2008 Series (AMT),
6.0%, 7-1-38	500	501,000

New Jersey - 0.70%
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2005 Series O,
5.125%, 3-1-30	250	255,713

New Mexico - 0.28%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D (AMT),
6.0%, 1-1-37	100	102,327

New York - 5.86%
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	250	263,370
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	520,010
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	115	113,942
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	180	180,461
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	525,500
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	525,800
		2,129,083
Ohio - 2.96%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
6.0%, 6-1-42	500	433,955
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	150	152,220
Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2007C (Midwest Terminals Project),
6.0%, 11-15-27	500	488,220
		1,074,395
Oklahoma - 2.36%
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12-1-35	500	493,635
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	365,039
		858,674
Pennsylvania - 3.67%
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.25%, 12-15-24	445	471,046
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	324,634
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.5%, 2-1-18	500	537,695
		1,333,375
Puerto Rico - 1.99%
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	200	201,762
Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, Series A (Senior Lien),
6.0%, 7-1-38	500	522,935
		724,697
Rhode Island - 0.86%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	310	311,305

South Carolina - 1.34%
Tobacco Settlement Revenue Management Authority, 5% Tobacco Settlement Asset-Backed Refunding Bonds, Series 2008,
5.0%, 6-1-18	500	487,510

Tennessee - 2.20%
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-26	300	282,240
The Health, Educational and Housing Facility Board of the County of Shelby, Tennessee, Revenue Bonds, Series 2008C, (Methodist Le Bonheur Healthcare),
5.25%, 6-1-18	500	517,960
		800,200
Texas - 8.06%
Hopkins County Hospital District (A political subdivision of the State of Texas locate in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.0%, 2-15-33	500	484,355
Howard County, Texas, General Obligation Bonds, Series 2008,
4.65%, 2-15-24	505	475,306
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.25%, 11-15-19	235	253,640
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008, First Tier Current Interest Bonds, Series 2008A,
6.0%, 1-1-25	500	525,465
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	267,762
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.625%, 11-15-27	500	448,100
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.0%, 11-15-36	500	474,560
		2,929,188
Vermont - 1.12%
Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Series 2006A,
5.375%, 5-1-36	250	209,282
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27 (AMT),
5.5%, 11-1-37	195	196,338
		405,620
Virginia - 3.27%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	535,195
Industrial Development Authority of Fauquier County, Virginia, Hospital Revenue Bonds (Fauquier Hospital Obligated Group), Series 2008B,
5.25%, 10-1-37	500	463,430
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007B-1 Senior Current Interest Bonds (Tax Exempt),
5.0%, 6-1-47	250	189,125
		1,187,750
Washington - 2.83%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	537,735
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.5%, 8-15-36	500	492,925
		1,030,660
Wyoming - 2.18%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6-1-34	300	286,395
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.25%, 1-1-23	500	506,715
		793,110

TOTAL MUNICIPAL BONDS - 95.38%		$34,673,671

(Cost: $34,982,240)

SHORT-TERM SECURITIES - 4.62%

Commerical Paper
Sonoco Products Co.,
3.1%, 7-1-08	1,679	$1,679,000
(Cost: $1,679,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$36,352,671

(Cost: $36,661,240)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$---
Level 2 - Other Significant Observable Inputs	36,352,671	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$36,352,671	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

The Investments of Ivy Science and Technology Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.98%
Euronet Worldwide, Inc.*	465,200	$7,854,902
Global Cash Access, Inc.*	557,900	3,827,194
Telvent GIT, S.A.	281,100	6,753,428
Veraz Networks, Inc.*	128,100	217,770
		18,653,294
Capital Equipment - 1.14%
Dresser-Rand Group Inc.*	182,100	7,120,110

Chemicals -- Petroleum and Inorganic - 1.22%
E.I. du Pont de Nemours and Company	178,100	7,638,709

Chemicals -- Specialty - 0.89%
FMC Corporation	72,200	5,591,168

Computers -- Peripherals - 8.23%
ACI Worldwide, Inc.*	862,900	15,187,040
Aspen Technology, Inc.*	1,626,300	21,711,105
Lawson Software, Inc.*	1,646,400	11,961,096
Netezza Corporation*	228,400	2,622,032
		51,481,273
Consumer Electronics - 8.31%
Garmin Ltd.	307,400	13,167,479
Nintendo Co., Ltd. (A)	22,600	12,748,882
Research In Motion Limited*	223,350	26,120,782
		52,037,143
Defense - 3.95%
ESCO Technologies Inc.*	526,800	24,717,456

Electrical Equipment - 0.84%
Power-One, Inc.*	1,191,800	2,270,379
Ultralife Corporation*	279,400	2,990,977
		5,261,356
Electronic Components - 7.51%
Cree, Inc.*	952,800	21,709,548
EMCORE Corporation*	416,000	2,606,240
IPG Photonics Corporation*	117,100	2,203,822
PMC-Sierra, Inc.*	970,800	7,373,226
Samsung Electronics Co., Ltd. (A)	21,900	13,084,939
		46,977,775
Food and Related - 5.32%
Archer Daniels Midland Company	469,300	15,838,875
Bunge Limited	162,000	17,445,780
		33,284,655
Health Care -- Drugs - 2.96%
Animal Health International, Inc.*	501,400	3,138,764
Genzyme Corporation*	170,600	12,281,494
Isis Pharmaceuticals, Inc.*	228,400	3,115,376
		18,535,634
Health Care -- General - 0.54%
TranS1 Inc.*	226,100	3,410,719

Hospital Supply and Management - 6.80%
Cerner Corporation (B)*	604,800	27,303,696
HMS Holdings Corp.*	378,200	8,127,518
HealthSouth Corporation*	429,540	7,143,250
		42,574,464
Insurance -- Life - 0.92%
Amil Participacoes S.A. (A)	637,100	5,742,683

Multiple Industry - 0.82%
Pentair, Inc.	147,300	5,158,446

Petroleum -- International - 6.56%
Noble Energy, Inc.	408,100	41,038,536

Petroleum -- Services - 1.10%
ION Geophysical Corporation*	395,100	6,894,495

Retail -- Specialty Stores - 0.42%
Conn's, Inc.*	164,100	2,640,369

Timesharing and Software - 4.30%
Eclipsys Corporation*	321,459	5,897,165
Fidelity National Information Services, Inc.	251,600	9,286,556
SAVVIS, Inc.*	219,100	2,827,485
Yahoo! Inc.*	430,600	8,900,502
		26,911,708

TOTAL COMMON STOCKS - 64.81%		$405,669,993

(Cost: $371,529,602)

PUT OPTIONS	Number of Contracts

Cerner Corporation, July 40, Expires 7-3-08	435	435
Cerner Corporation, July 42.5, Expires 7-3-08	1,015	1,015
Cerner Corporation, July 42.5, Expires 7-21-08	1,015	41,615

TOTAL PUT OPTIONS - 0.01%		$43,065

(Cost: $630,750)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Abbott Laboratories:
2.245%, 7-7-08	10,000	9,996,258
2.17%, 7-23-08	10,000	9,986,739
2.16%, 8-1-08	5,000	4,990,700
Alcoa Incorporated,
2.85%, 7-9-08	5,000	4,996,833
AT&T Inc.,
2.26%, 7-24-08	10,000	9,985,561
Avon Capital Corp. (Avon Products, Inc.),
2.14%, 7-11-08	10,000	9,994,056
BHP Billiton Finance (USA) B.V. (BHP Billiton Plc),
2.15%, 7-10-08	10,000	9,994,625
Campbell Soup Co.,
2.35%, 7-7-08	6,000	5,997,650
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	16,010	16,010,000
Clorox Co.,
2.8%, 7-8-08	2,000	1,998,911
E.I. du Pont de Nemours and Company,
2.16%, 7-7-08	8,200	8,197,048
Emerson Electric Co.:
2.16%, 7-7-08	5,000	4,998,200
2.16%, 7-8-08	5,525	5,522,680
Gannett Co., Inc.,
2.95%, 7-16-08	4,238	4,232,791
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.8%, 7-2-08	5,000	4,999,611
Honeywell International Inc.,
2.23%, 7-16-08	15,000	14,986,062
IBM Capital Inc. (International Business Machines Corporation),
2.2%, 7-24-08	15,000	14,978,917
Kimberly-Clark Worldwide Inc.,
2.24%, 7-28-08	8,000	7,986,560
Nestle Finance International Ltd.,
2.32%, 7-3-08	5,000	4,999,356
PepsiCo, Inc.,
2.1%, 7-14-08	20,000	19,984,833
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.18%, 8-4-08	10,000	9,979,411
Sonoco Products Co.,
3.1%, 7-1-08	2,858	2,858,000
USAA Capital Corp.,
2.2%, 7-1-08	10,000	10,000,000
Walgreen Co.,
2.3%, 7-11-08	3,000	2,998,083
Wal-Mart Stores, Inc.,
2.17%, 7-22-08	10,000	9,987,342
Walt Disney Company (The),
2.2%, 7-10-08	4,500	4,497,525

Total Commercial Paper - 34.38%		215,157,752

Municipal Obligations -- Taxable - 0.80%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
2.65%, 8-11-08	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 35.18%		$220,157,752

(Cost: $220,157,752)

TOTAL INVESTMENT SECURITIES - 100.00%		$625,870,810

(Cost: $592,318,104)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$411,713,454	$---
Level 2 - Other Significant Observable Inputs	220,157,752	---
Level 3 - Significant Unobservable Inputs	---	1,305
Total	$631,871,206	$1,305

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$---	$3,235,476
Net realized gain (loss)	---	44,479
Net change in unrealized appreciation (depreciation)	---	(3,251,736)
Net purchases (sales)	---	(26,914)
Transfers in and/or out of Level 3	---	---
Ending Balance 6/30/08	$---	$1,305

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serve as cover for the following written call options outstanding at June 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cerner Corporation:	435	July 3/47.5	$80,845	$9,570
	1,015	July 3/50	139,314	1,015
	435	July 18/47.5	81,280	20,010
	1,015	July 18/50	139,313	11,165
			$440,752	$41,760

The Investments of Ivy Small Cap Growth Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Apparel - 1.19%
Under Armour, Inc., Class A*	192,500	$4,935,700

Business Equipment and Services - 16.32%
AECOM Technology Corporation*	295,000	9,596,350
Allscripts Healthcare Solutions, Inc.*	366,500	4,550,097
Bucyrus International, Inc., Class A	58,600	4,276,335
Capella Education Company*	216,440	12,920,386
Constant Contact, Inc.*	283,500	5,363,820
DealerTrack Holdings, Inc.*	484,200	6,824,799
Resources Connection, Inc.	906,702	18,464,986
VistaPrint Limited*	212,100	5,686,401
		67,683,174
Capital Equipment - 2.27%
Chicago Bridge & Iron Company N.V., NY Shares	236,500	9,417,430

Computers -- Micro - 1.16%
Sonic Solutions*	804,100	4,804,497

Computers -- Peripherals - 8.40%
ACI Worldwide, Inc.*	725,800	12,774,080
MICROS Systems, Inc.*	497,200	15,164,600
Stratasys, Inc.*	374,300	6,917,064
		34,855,744
Consumer Electronics - 3.16%
DTS, Inc.*	418,600	13,121,017

Cosmetics and Toiletries - 2.00%
Bare Escentuals, Inc.*	442,700	8,291,771

Electrical Equipment - 1.87%
General Cable Corporation*	127,200	7,740,120

Electronic Instruments - 1.22%
Trimble Navigation Limited*	142,400	5,082,968

Finance Companies - 4.07%
Financial Federal Corporation	244,075	5,359,887
Portfolio Recovery Associates, Inc.*	306,100	11,497,116
		16,857,003
Health Care -- General - 9.21%
ABIOMED, Inc.*	314,500	5,588,665
NuVasive, Inc.*	240,500	10,747,945
Omnicell, Inc.*	771,000	10,173,345
TomoTherapy Incorporated*	520,700	4,652,454
Volcano Corporation*	575,400	7,019,880
		38,182,289
Hospital Supply and Management - 6.99%
Advisory Board Company (The)*	100,000	3,946,500
Cerner Corporation*	58,400	2,636,468
Healthways, Inc.*	432,200	12,797,442
HMS Holdings Corp.*	114,400	2,458,456
PSS World Medical, Inc.*	437,100	7,131,287
		28,970,153
Hotels and Gaming - 4.22%
Scientific Games Corporation, Class A*	591,700	17,514,320

Household -- General - 1.59%
Alberto-Culver Company	250,400	6,578,008

Insurance -- Property and Casualty - 1.26%
eHealth, Inc.*	295,300	5,222,381

Leisure Time Industry - 1.07%
THQ Inc.*	219,100	4,441,157

Metal Fabrication - 1.78%
Ladish Co., Inc.*	359,000	7,395,400

Motor Vehicle Parts - 1.53%
LKQ Corporation*	350,700	6,342,410

Petroleum -- Domestic - 2.77%
Bill Barrett Corporation*	193,000	11,466,130

Petroleum -- Services - 7.06%
Core Laboratories N.V.*	51,200	7,288,320
Dril-Quip, Inc.*	242,800	15,296,400
Oceaneering International, Inc.*	87,100	6,711,055
		29,295,775
Publishing - 1.47%
IHS Inc., Class A*	87,400	6,083,040

Restaurants - 0.29%
P.F. Chang's China Bistro, Inc.*	54,200	1,212,725

Retail -- Specialty Stores - 0.85%
Zumiez Inc.*	212,000	3,519,200

Timesharing and Software - 10.38%
Blackboard Inc.*	245,700	9,404,167
Concur Technologies, Inc.*	170,100	5,656,676
CoStar Group, Inc.*	96,300	4,276,202
CyberSource Corporation*	200,000	3,349,000
FactSet Research Systems, Inc.	162,025	9,131,729
Ultimate Software Group, Inc. (The)*	314,900	11,226,185
		43,043,959
Trucking and Shipping - 0.79%
Knight Transportation, Inc.	179,000	3,275,700

TOTAL COMMON STOCKS - 92.92%		$385,332,071

(Cost: $376,565,339)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
BP Capital Markets p.l.c.,
2.6%, 7-1-08	$6,359	6,359,000
Colgate-Palmolive Company,
2.15%, 7-30-08	5,000	4,991,340
Danaher Corporation,
2.16%, 7-1-08	5,000	5,000,000
Emerson Electric Co.,
2.16%, 7-8-08	5,000	4,997,900
USAA Capital Corp.,
2.2%, 7-1-08	5,000	5,000,000
Walgreen Co.,
2.3%, 7-11-08	3,000	2,998,083

TOTAL SHORT-TERM SECURITIES - 7.08%		$29,346,323

(Cost: $29,346,323)

TOTAL INVESTMENT SECURITIES - 100.00%		$414,678,394

(Cost: $405,911,662)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$385,332,071	$---
Level 2 - Other Significant Observable Inputs	29,346,323	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$414,678,394	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008